Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Operating Segments [Abstract]
Summary of operating segments
	Three Months Ended March 31,
	2018	2017
Revenues
Vaccines/BioDefense	$809,256	$1,330,884
BioTherapeutics	310,517	-
Total	$1,119,773	$1,330,884

Income/(Loss) from Operations
Vaccines/BioDefense	$(86,205)	$136,600
BioTherapeutics	(1,521,348)	(1,027,555)
Corporate	(786,548)	(847,235)
Total	$(2,394,101)	$(1,738,190)

Amortization and Depreciation Expense
Vaccines/BioDefense	$4,480	$9,769
BioTherapeutics	5,384	9,567
Corporate	1,350	1,714
Total	$11,214	$21,050

Interest Income, Net
Corporate	$16,895	$4,753

Share-Based Compensation
Vaccines/BioDefense	$15,668	$17,998
BioTherapeutics	28,318	49,770
Corporate	63,984	78,859
Total	$107,970	$146,627

	As of March 31, 2018	As of December 31, 2017

Identifiable Assets
Vaccines/BioDefense	$768,868	$906,416
BioTherapeutics	146,404	116,344
Corporate	6,563,527	8,526,891
Total	$7,478,799	$9,549,651

	For the Years Ended December 31,
	2017	2016
Revenues
Vaccines/BioDefense	$4,749,294	$10,448,794
BioTherapeutics	683,178	-
Total	$5,432,472	$10,448,794

Income (Loss) from Operations
Vaccines/BioDefense	$232,166	$1,563,884
BioTherapeutics	(4,181,811)	(3,399,933)
Corporate	(3,644,154)	(3,873,533)
Total	$(7,593,799)	$(5,709,582)

Amortization and Depreciation Expense
Vaccines/BioDefense	$33,183	$40,186
BioTherapeutics	30,614	41,395
Corporate	4,766	8,347
Total	$68,563	$89,928

Other Income, Net
Corporate	$29,906	$1,934,056

Share-Based Compensation
Vaccines/BioDefense	$76,625	$99,410
BioTherapeutics	137,319	131,163
Corporate	275,843	344,404
Total	$489,787	$574,977

	As of December 31,
	2017	2016

Identifiable Assets
Vaccines/BioDefense	$906,416	$1,297,986
BioTherapeutics	116,344	49,422
Corporate	8,526,891	8,919,698
Total	$9,549,651	$10,267,105